Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
February 28, 2025

Dates Covered
Collections Period	02/01/25 - 02/28/25
Interest Accrual Period	02/18/25 - 03/16/25
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/25	319,245,977.51	19,923
Yield Supplement Overcollateralization Amount 01/31/25	19,580,272.37	0
Receivables Balance 01/31/25	338,826,249.88	19,923
Principal Payments	15,729,954.19	481
Defaulted Receivables	611,020.41	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/25	18,226,847.22	0
Pool Balance at 02/28/25	304,258,428.06	19,416

Pool Statistics	$ Amount	# of Accounts
Pool Factor	28.70%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	6,127,115.04	254
Past Due 61-90 days	2,245,573.93	95
Past Due 91-120 days	242,081.20	12
Past Due 121+ days	0.00	0
Total	8,614,770.17	361

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.77%
Delinquency Trigger Occurred	NO

Recoveries	541,770.90
Aggregate Net Losses/(Gains) - February 2025	69,249.51
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.25%
Prior Net Losses/(Gains) Ratio	0.80%
Second Prior Net Losses/(Gains) Ratio	1.38%
Third Prior Net Losses/(Gains) Ratio	1.28%
Four Month Average	0.93%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.73%
Weighted Average Contract Rate, Yield Adjusted	8.79%
Weighted Average Remaining Term	36.38

Flow of Funds	$ Amount
Collections	17,580,480.12
Investment Earnings on Cash Accounts	18,522.16
Servicing Fee	(282,355.21)
Transfer to Collection Account	-
Available Funds	17,316,647.07

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	821,133.10
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	9,906,196.40
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,349,171.02

Total Distributions of Available Funds	17,316,647.07

Servicing Fee	282,355.21
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 02/18/25	314,164,624.46
Principal Paid	14,987,549.45
Note Balance @ 03/17/25	299,177,075.01

Class A-1
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-2
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-3
Note Balance @ 02/18/25	169,984,624.46
Principal Paid	14,987,549.45
Note Balance @ 03/17/25	154,997,075.01
Note Factor @ 03/17/25	61.2878905%

Class A-4
Note Balance @ 02/18/25	98,700,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	98,700,000.00
Note Factor @ 03/17/25	100.0000000%

Class B
Note Balance @ 02/18/25	30,350,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	30,350,000.00
Note Factor @ 03/17/25	100.0000000%

Class C
Note Balance @ 02/18/25	15,130,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	15,130,000.00
Note Factor @ 03/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	979,926.60
Total Principal Paid	14,987,549.45
Total Paid	15,967,476.05

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	518,453.10
Principal Paid	14,987,549.45
Total Paid to A-3 Holders	15,506,002.55

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9685175
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.8130517
Total Distribution Amount	15.7815692

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.0500320
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	59.2627499
Total A-3 Distribution Amount	61.3127819

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	660.96
Noteholders' Principal Distributable Amount	339.04

Account Balances	$ Amount
Reserve Account
Balance as of 02/18/25	5,058,901.50
Investment Earnings	16,501.30
Investment Earnings Paid	(16,501.30)
Deposit/(Withdrawal)	-
Balance as of 03/17/25	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,705,869.16	$2,475,634.13	$3,348,388.37
Number of Extensions	78	105	136
Ratio of extensions to Beginning of Period Receivables Balance	0.50%	0.70%	0.90%